Marshall Funds, Inc. d/b/a BMO Funds

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 312-461-5920

Fax (direct): 312-461-2817

February 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Marshall Funds, Inc. d/b/a BMO Funds (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Attached for filing on behalf of Marshall Funds, Inc. d/b/a BMO Funds (the “Company”) pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find exhibits containing interactive data relating to the BMO Ultra Short Tax-Free Fund, a series of the Company (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectus, which was supplemented on February 16, 2012 under Rule 497(e) (SEC Accession No. 0001193125-12-065457). This filing is being made for the sole purpose of submitting the XBRL exhibits for the Fund.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

MARSHALL FUNDS, INC. d/b/a BMO FUNDS

/s/ Linda S. VanDenburgh

Linda S. VanDenburgh Secretary